UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2002

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Boston Massachusetts, August 13, 2002



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $364,979
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE


Form 13F INFORMATION TABLE



                                        TITLE                            SHARES OR
NAME OF ISSUER                            OF                  CUSIP        VALUE    PRINCIPAL   TYPE  INVSTMNT OTHER     VOTING
                                        CLASS                            (x$1000)     AMOUNT          DISCRTN  MNGRS   AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
ALADDIN KNOWLEDGE SYS LTD            ORD                  M0392N101      1,014      437,156     SH    SOLE    N/A       437,156
ALVARION LTD                         SHS                  M0861T100      2,297    1,248,639     SH    SOLE    N/A     1,248,639
ARENA PHARMACEUTICALS INC            COM                  040047102      1,336      159,000     SH    SOLE    N/A       159,000
ASCENTIAL SOFTWARE CORP              COM                  04362P108        922      330,300     SH    SOLE    N/A       330,300
BANK UTD CORP LITIGATN CONT          RIGHT 99/99/9999     065416117        166    1,847,500     SH    SOLE    N/A     1,847,500
CALIFORNIA FED BK FSB LOS AN         CONT LITIG REC       130209604      4,853    1,941,200     SH    SOLE    N/A     1,941,200
CALIFORNIA FED BK FSB LOS AN         2ND CONT LITIG       130209703      1,326    1,842,000     SH    SOLE    N/A     1,842,000
CATALYTICA ENERGY SYS INC            COM                  148884109      4,422    1,399,400     SH    SOLE    N/A     1,399,400
CIENA CORP                           COM                  171779101      3,352      800,000     SH    SOLE    N/A       800,000
COAST FEDERAL LITIGATION TR          RIGHT 99/99/9999     19034Q110        671    3,949,400     SH    SOLE    N/A     3,949,400
COMVERSE TECHNOLOGY INC              COM PAR $0.10        205862402        232       25,000     SH    SOLE    N/A        25,000
CORVIS CORP                          COM                  221009103      6,825   10,500,429     SH    SOLE    N/A    10,500,429
DIME BANCORP INC NEW                 *W EXP 99/99/999     25429Q110      1,378   13,783,218     SH    SOLE    N/A    13,783,218
DJ ORTHOPEDICS INC                   COM                  23325G104      2,490      303,600     SH    SOLE    N/A       303,600
E PIPHANY INC                        COM                  26881V100      4,829    1,100,000     SH    SOLE    N/A     1,100,000
EMPIRE FED BANCORP INC               COM                  291657104        252       18,000     SH    SOLE    N/A        18,000
FIRST FED BANCSHARES INC DEL         COM                  32021B103        182       10,000     SH    SOLE    N/A        10,000
FOSTER WHEELER LTD                   NOTE 6.500% 6/0      35024PAB8     10,121   34,900,000     SH    SOLE    N/A    34,900,000
GLENAYRE TECHNOLOGIES INC            COM                  377899109        656      525,400     SH    SOLE    N/A       525,400
GOLDEN ST BANCORP INC                *W EXP 99/99/999     381197136     18,407   16,885,621     SH    SOLE    N/A    16,885,621
GRACE W R & CO DEL NEW               COM                  38388F108      7,912    2,637,200     SH    SOLE    N/A     2,637,200
HOST MARRIOTT CORP NEW               COM                  44107P104      3,677      325,370     SH    SOLE    N/A       325,370
HUTTIG BLDG PRODS INC                COM                  448451104      8,438    1,571,300     SH    SOLE    N/A     1,571,300
NATIONAL HEALTH INVS INC             COM                  63633D104     37,683    2,355,185     SH    SOLE    N/A     2,355,185
OCTEL CORP                           COM                  675727101     37,987    1,498,500     SH    SOLE    N/A     1,498,500
OMEGA WORLDWIDE INC                  COM                  68210B108      1,385      656,400     SH    SOLE    N/A       656,400
PARAMETRIC TECHNOLOGY CORP           COM                  699173100      2,583      753,100     SH    SOLE    N/A       753,100
QWEST COMMUNICATIONS INTL IN         COM                  749121109     30,800   11,000,000     SH    SOLE    N/A    11,000,000
RADVISION LTD                        ORD                  M81869105     16,829    3,365,875     SH    SOLE    N/A     3,365,875
RYERSON TULL INC NEW                 COM                  78375P107     13,325    1,145,779     SH    SOLE    N/A     1,145,779
SEPRACOR INC                         SDCV 7.000%12/1      817315AH7     36,962   54,556,000     SH    SOLE    N/A    54,556,000
SEPRACOR INC                         SDCV 5.000% 2/1      817315AL8     17,593   31,000,000     SH    SOLE    N/A    31,000,000
SEPRACOR INC                         NOTE 5.750%11/1      817315AQ7     12,058   20,700,000     SH    SOLE    N/A    20,700,000
SOUTHERN BANC INC                    COM                  842233108        393       30,500     SH    SOLE    N/A        30,500
SYCAMORE NETWORKS INC                COM                  871206108      2,292      593,900     SH    SOLE    N/A       593,900
TELESYSTEM INTL WIRELESS INC         COM                  879946507        987    2,880,812     SH    SOLE    N/A     2,880,812
TELLIUM INC                          COM                  87967E107      2,368    2,546,600     SH    SOLE    N/A     2,546,600
TRANSMETA CORP DEL                   COM                  89376R109      4,036    1,717,300     SH    SOLE    N/A     1,717,300
U S INDS INC NEW                     COM                  912080108     31,421    9,107,495     SH    SOLE    N/A     9,107,495
WEST ESSEX BANCORP                   COM                  952698108      5,791      301,000     SH    SOLE    N/A       301,000
WYNDHAM INTL INC                     CL A                 983101106     24,728   21,317,346     SH    SOLE    N/A    21,317,346




